JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 3.2%
BWX Technologies, Inc.	3,067	186,658
Curtiss-Wright Corp.	1,875	310,875
General Dynamics Corp.	4,692	1,093,517
HEICO Corp.	1,694	289,589
Howmet Aerospace, Inc.	16,598	675,373
Huntington Ingalls Industries, Inc.	2,454	541,205
Lockheed Martin Corp.	3,670	1,700,164
Northrop Grumman Corp.	2,573	1,152,807
Raytheon Technologies Corp.	11,215	1,119,818
Textron, Inc.	7,122	518,838
		7,588,844
Automobiles & Parts — 0.8%
Ford Motor Co.	76,052	1,027,463
Gentex Corp.	9,357	276,125
Genuine Parts Co.	4,172	700,145
		2,003,733
Banks — 1.5%
Bank OZK	4,848	221,408
Discover Financial Services	3,667	428,049
East West Bancorp, Inc.	6,295	494,283
First Horizon Corp.	25,608	633,286
M&T Bank Corp.	4,592	716,352
Pinnacle Financial Partners, Inc.	2,695	212,177
Popular, Inc. (Puerto Rico)	3,728	255,890
Regions Financial Corp.	28,225	664,417
		3,625,862
Beverages — 0.4%
Coca-Cola Co. (The)	8,768	537,654
Constellation Brands, Inc., Class A	2,153	498,462
		1,036,116
Chemicals — 1.5%
Albemarle Corp.	3,037	854,763
Ashland, Inc.	1,510	164,998
CF Industries Holdings, Inc.	6,817	577,400
Huntsman Corp.	11,609	367,889
Mosaic Co. (The)	12,831	635,648
Olin Corp.	8,156	526,796
Westlake Corp.	4,207	516,409
		3,643,903
Construction & Materials — 1.7%
Acuity Brands, Inc.	1,679	316,525
Advanced Drainage Systems, Inc.	2,939	296,369
AECOM	7,123	621,624
Builders FirstSource, Inc. *	9,305	741,609
Eagle Materials, Inc.	3,954	577,600

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Louisiana-Pacific Corp.	8,003	544,924
Quanta Services, Inc.	4,787	728,534
Watsco, Inc.	1,249	358,925
		4,186,110
Consumer Services — 1.0%
Avis Budget Group, Inc. *	2,510	502,101
Copart, Inc. *	12,087	805,115
Grand Canyon Education, Inc. *	1,540	179,502
H&R Block, Inc.	13,150	512,587
Rollins, Inc.	10,660	388,024
U-Haul Holding Co.	263	17,629
		2,404,958
Electricity — 1.4%
Consolidated Edison, Inc.	8,839	842,445
Exelon Corp.	21,721	916,409
FirstEnergy Corp.	9,228	377,886
OGE Energy Corp.	7,120	279,958
Southern Co. (The)	7,373	499,005
Vistra Corp.	22,778	525,261
		3,440,964
Electronic & Electrical Equipment — 1.0%
Hubbell, Inc.	2,544	582,347
Keysight Technologies, Inc. *	4,735	849,222
Mettler-Toledo International, Inc. *	578	886,028
nVent Electric plc	4,583	182,174
		2,499,771
Finance & Credit Services — 0.3%
Morningstar, Inc.	434	105,410
SLM Corp.	29,624	520,494
		625,904
Food Producers — 2.8%
Archer-Daniels-Midland Co.	11,561	957,829
Bunge Ltd.	6,672	661,195
Campbell Soup Co.	11,134	578,189
Corteva, Inc.	15,408	993,046
General Mills, Inc.	12,443	975,033
Hershey Co. (The)	3,764	845,394
Kellogg Co.	9,461	648,835
Lamb Weston Holdings, Inc.	7,149	714,114
Pilgrim's Pride Corp. *	1,031	25,033
Post Holdings, Inc. *	3,131	297,288
		6,695,956
Gas, Water & Multi-utilities — 0.9%
CenterPoint Energy, Inc.	22,002	662,700
National Fuel Gas Co.	7,780	451,707

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Gas, Water & Multi-utilities — continued
NiSource, Inc.	19,767	548,534
Sempra Energy	2,515	403,230
WEC Energy Group, Inc.	683	64,195
		2,130,366
General Industrials — 0.9%
Carlisle Cos., Inc.	2,186	548,380
Graphic Packaging Holding Co.	19,167	461,733
RPM International, Inc.	3,256	292,747
Sealed Air Corp.	6,139	336,171
Valmont Industries, Inc.	1,219	401,941
		2,040,972
Health Care Providers — 3.2%
Acadia Healthcare Co., Inc. *	1,960	164,679
Cigna Corp.	4,929	1,560,866
HCA Healthcare, Inc.	1,824	465,248
Humana, Inc.	1,215	621,715
IQVIA Holdings, Inc. *	4,370	1,002,522
UnitedHealth Group, Inc.	7,561	3,774,376
		7,589,406
Household Goods & Home Construction — 0.4%
DR Horton, Inc.	3,677	362,883
PulteGroup, Inc.	12,187	693,318
Tempur Sealy International, Inc.	262	10,677
		1,066,878
Industrial Engineering — 0.7%
Deere & Co.	4,130	1,746,329
Industrial Metals & Mining — 0.7%
Nucor Corp.	6,081	1,027,811
Steel Dynamics, Inc.	4,847	584,742
		1,612,553
Industrial Support Services — 2.7%
American Express Co.	5,346	935,176
Automatic Data Processing, Inc.	1,497	338,038
Booz Allen Hamilton Holding Corp.	5,953	563,392
Cintas Corp.	2,040	905,230
Fair Isaac Corp. *	1,055	702,577
FTI Consulting, Inc. *	1,656	264,165
Jack Henry & Associates, Inc.	3,350	603,301
Paychex, Inc.	7,369	853,772
Paylocity Holding Corp. *	2,404	500,729
WW Grainger, Inc.	1,320	778,114
		6,444,494
Industrial Transportation — 3.0%
Allison Transmission Holdings, Inc.	4,610	207,819
CH Robinson Worldwide, Inc.	5,583	559,249

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
JB Hunt Transport Services, Inc.	3,568	674,530
Norfolk Southern Corp.	4,058	997,497
Old Dominion Freight Line, Inc.	2,660	886,419
PACCAR, Inc.	8,487	927,714
Ryder System, Inc.	3,843	362,818
United Parcel Service, Inc., Class B	10,275	1,903,238
WillScot Mobile Mini Holdings Corp. *	11,850	574,251
		7,093,535
Investment Banking & Brokerage Services — 4.3%
Ameriprise Financial, Inc.	2,552	893,506
Ares Management Corp.	8,180	678,858
Berkshire Hathaway, Inc., Class B *	11,535	3,593,383
Charles Schwab Corp. (The)	20,714	1,603,678
Jefferies Financial Group, Inc.	15,067	591,832
LPL Financial Holdings, Inc.	2,960	701,875
Morgan Stanley	19,468	1,894,821
Nasdaq, Inc.	7,441	447,874
		10,405,827
Leisure Goods — 0.6%
Activision Blizzard, Inc.	15,324	1,173,359
Mattel, Inc. *	15,147	309,907
		1,483,266
Life Insurance — 0.8%
Aflac, Inc.	11,178	821,583
Globe Life, Inc.	3,533	426,963
Unum Group	13,514	567,993
		1,816,539
Media — 1.6%
Interpublic Group of Cos., Inc. (The)	18,764	684,135
Liberty Media Corp.-Liberty Formula One, Class C *	9,487	671,680
Nexstar Media Group, Inc., Class A	3,044	623,320
Omnicom Group, Inc.	7,698	661,951
Trade Desk, Inc. (The), Class A *	11,421	579,045
World Wrestling Entertainment, Inc., Class A	6,242	528,198
		3,748,329
Medical Equipment & Services — 4.1%
Agilent Technologies, Inc.	6,435	978,635
Danaher Corp.	9,009	2,381,799
Dexcom, Inc. *	7,429	795,572
Insulet Corp. *	2,356	676,926
Quest Diagnostics, Inc.	4,396	652,718
Repligen Corp. *	2,712	502,534
ResMed, Inc.	3,155	720,507

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
STERIS plc	827	170,784
Thermo Fisher Scientific, Inc.	5,267	3,003,928
		9,883,403
Non-life Insurance — 4.4%
American Financial Group, Inc.	4,135	589,610
Aon plc, Class A	3,935	1,254,006
Arch Capital Group Ltd. *	12,029	774,066
Arthur J Gallagher & Co.	4,793	938,086
Assured Guaranty Ltd.	2,472	154,747
Brown & Brown, Inc.	10,003	585,776
Chubb Ltd.	6,957	1,582,648
Erie Indemnity Co., Class A	487	118,998
Marsh & McLennan Cos., Inc.	8,489	1,484,811
Old Republic International Corp.	11,338	299,210
Progressive Corp. (The)	10,376	1,414,768
Reinsurance Group of America, Inc.	2,989	453,640
Ryan Specialty Holdings, Inc., Class A *	5,666	241,485
WR Berkley Corp.	8,736	612,743
		10,504,594
Non-Renewable Energy — 5.1%
Antero Resources Corp. *	15,888	458,210
Cheniere Energy, Inc.	5,627	859,749
Chevron Corp.	12,920	2,248,338
ConocoPhillips	17,734	2,161,243
Coterra Energy, Inc.	5,323	133,235
Devon Energy Corp.	14,165	895,795
Exxon Mobil Corp.	1,839	213,342
Hess Corp.	5,694	855,011
Marathon Oil Corp.	22,129	607,884
Marathon Petroleum Corp.	9,475	1,217,727
Occidental Petroleum Corp.	16,321	1,057,438
Pioneer Natural Resources Co.	3,867	890,763
Targa Resources Corp.	8,601	645,247
Vitesse Energy, Inc. *	1,773	28,297
		12,272,279
Personal Care, Drug & Grocery Stores — 2.5%
AmerisourceBergen Corp.	4,558	770,120
Casey's General Stores, Inc.	1,014	239,213
CVS Health Corp.	14,168	1,249,901
Grocery Outlet Holding Corp. *	458	13,918
Kroger Co. (The)	14,817	661,283
McKesson Corp.	2,883	1,091,734
Procter & Gamble Co. (The)	12,834	1,827,305
Spectrum Brands Holdings, Inc.	923	62,653
		5,916,127

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — 0.8%
Capri Holdings Ltd. *	9,595	637,971
Deckers Outdoor Corp. *	1,540	658,319
Tapestry, Inc.	15,196	692,482
		1,988,772
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.4%
AbbVie, Inc.	22,445	3,316,249
Alnylam Pharmaceuticals, Inc. *	3,405	770,892
Bristol-Myers Squibb Co.	24,108	1,751,446
Cardinal Health, Inc.	8,975	693,319
Eli Lilly & Co.	10,914	3,756,053
Pfizer, Inc.	55,407	2,446,773
Seagen, Inc. *	4,013	559,734
United Therapeutics Corp. *	2,242	590,027
Vertex Pharmaceuticals, Inc. *	4,452	1,438,441
		15,322,934
Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	9,752	833,894
Jones Lang LaSalle, Inc. *	713	131,812
		965,706
Real Estate Investment Trusts — 3.0%
Crown Castle, Inc.	3,407	504,611
CubeSmart	8,727	399,609
Extra Space Storage, Inc.	3,880	612,380
Gaming and Leisure Properties, Inc.	6,673	357,406
Invitation Homes, Inc.	15,321	497,933
Iron Mountain, Inc.	12,090	659,872
Life Storage, Inc.	4,670	504,547
Prologis, Inc.	12,431	1,607,080
VICI Properties, Inc.	17,915	612,335
Weyerhaeuser Co.	21,287	732,911
WP Carey, Inc.	6,985	597,427
		7,086,111
Retailers — 6.6%
AutoNation, Inc. *	4,346	550,725
AutoZone, Inc. *	406	990,173
BJ's Wholesale Club Holdings, Inc. *	8,300	601,501
Costco Wholesale Corp.	6,110	3,123,065
Dick's Sporting Goods, Inc.	4,651	608,165
Dollar Tree, Inc. *	5,636	846,414
GameStop Corp., Class A * (a)	15,988	349,658
Home Depot, Inc. (The)	12,638	4,096,860
Kohl's Corp.	8,427	272,782
Lowe's Cos., Inc.	4,436	923,797
O'Reilly Automotive, Inc. *	1,276	1,011,039
Penske Automotive Group, Inc.	4,123	527,002

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
TJX Cos., Inc. (The)	19,409	1,588,821
Tractor Supply Co.	1,829	416,994
		15,906,996
Software & Computer Services — 12.0%
Alphabet, Inc., Class A *	37,824	3,738,524
Amdocs Ltd.	6,732	618,873
CACI International, Inc., Class A *	1,793	552,405
Cadence Design Systems, Inc. *	5,969	1,091,312
Cloudflare, Inc., Class A *	9,144	483,809
Crowdstrike Holdings, Inc., Class A *	4,325	458,018
Datadog, Inc., Class A *	6,644	497,038
Dell Technologies, Inc., Class C	12,314	500,195
DXC Technology Co. *	19,332	555,408
Fortinet, Inc. *	15,126	791,695
Gartner, Inc. *	2,254	762,168
Gen Digital, Inc.	22,686	522,005
GoDaddy, Inc., Class A *	7,916	650,141
Hewlett Packard Enterprise Co.	43,673	704,445
International Business Machines Corp.	13,634	1,836,909
KBR, Inc.	10,588	542,423
Leidos Holdings, Inc.	5,928	585,924
Manhattan Associates, Inc. *	4,077	531,478
Microsoft Corp.	18,071	4,478,175
MongoDB, Inc. *	1,835	393,075
NCR Corp. *	7,443	204,087
Oracle Corp.	23,306	2,061,649
Palo Alto Networks, Inc. *	5,816	922,650
Paycom Software, Inc. *	1,586	513,769
PTC, Inc. *	5,021	677,232
Roper Technologies, Inc.	1,206	514,660
Science Applications International Corp.	3,596	373,193
ServiceNow, Inc. *	3,023	1,375,858
Synopsys, Inc. *	3,162	1,118,557
VMware, Inc., Class A *	5,682	695,875
		28,751,550
Technology Hardware & Equipment — 13.5%
Allegro MicroSystems, Inc. (Japan) *	4,989	190,430
Amphenol Corp., Class A	12,730	1,015,472
Apple, Inc.	29,730	4,289,742
Applied Materials, Inc.	14,430	1,608,801
Avnet, Inc.	11,747	538,952
Broadcom, Inc.	5,458	3,192,985
CDW Corp.	4,094	802,547
Cirrus Logic, Inc. *	1,508	136,308
Concentrix Corp.	1,197	169,747
Corning, Inc.	22,402	775,333
GLOBALFOUNDRIES, Inc. * (a)	8,428	499,612

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
HP, Inc.	27,854	811,665
Jabil, Inc.	8,223	646,574
KLA Corp.	2,873	1,127,595
Lam Research Corp.	2,632	1,316,263
Lattice Semiconductor Corp. *	8,328	631,179
Marvell Technology, Inc.	19,235	829,990
Microchip Technology, Inc.	9,548	741,116
Monolithic Power Systems, Inc.	1,614	688,468
National Instruments Corp.	3,558	192,132
NetApp, Inc.	8,959	593,355
NVIDIA Corp.	25,989	5,077,471
ON Semiconductor Corp. *	11,597	851,800
Pure Storage, Inc., Class A *	18,982	549,339
QUALCOMM, Inc.	10,617	1,414,291
TD SYNNEX Corp.	3,390	346,288
Teradyne, Inc.	6,467	657,694
Texas Instruments, Inc.	13,192	2,337,754
Wolfspeed, Inc. *	5,986	460,982
		32,493,885
Telecommunications Equipment — 1.8%
Arista Networks, Inc. *	6,404	807,032
Cisco Systems, Inc.	40,535	1,972,838
Juniper Networks, Inc.	18,334	592,188
Motorola Solutions, Inc.	3,665	941,942
		4,314,000
Telecommunications Service Providers — 0.7%
AT&T, Inc.	61,419	1,251,105
T-Mobile US, Inc. *	2,231	333,111
		1,584,216
Travel & Leisure — 2.4%
Aramark	13,395	596,479
Boyd Gaming Corp.	8,927	556,241
Chipotle Mexican Grill, Inc. *	609	1,002,645
Choice Hotels International, Inc.	2,247	276,134
Hilton Worldwide Holdings, Inc.	6,528	947,148
Hyatt Hotels Corp., Class A *	3,989	435,280
McDonald's Corp.	7,445	1,990,793
		5,804,720
Waste & Disposal Services — 0.8%
Republic Services, Inc.	5,528	690,005
Waste Management, Inc.	7,369	1,140,205
		1,830,210
Total Common Stocks (Cost $234,863,390)		239,556,118

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.5%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)(Cost $432,884)	432,884	432,884
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)(Cost $816,399)	816,399	816,399
Total Short-Term Investments (Cost $1,249,283)		1,249,283
Total Investments — 100.4% (Cost $236,112,673)		240,805,401
Liabilities in Excess of Other Assets — (0.4)%		(1,014,543)
NET ASSETS — 100.0%		239,790,858

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $823,774.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	7	03/17/2023	USD	143,176	6,053

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$240,805,401	$—	$—	$240,805,401
Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,053	$—	$—	$6,053

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	$1,131,417	$2,955,996	$3,271,014	$—	$—	$816,399	816,399	$8,280	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	340,337	3,698,127	3,605,580	—	—	432,884	432,884	6,567	—
Total	$1,471,754	$6,654,123	$6,876,594	$—	$—	$1,249,283		$14,847	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.